Supplemental Financial Information - Depreciation, Amortization and Impairment (Parenthetical) (Detail) - In-Process Research and Development [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Impairment charges	$ 23	$ 0
Freescale Semiconductor, Ltd. [Member]
Property, Plant and Equipment [Line Items]
Impairment charges	$ 16	$ 89